Other Receivables (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Other Receivables Tables Abstract
Schedule of Summary of Receivables

The Company’s other receivables arise from two main sources: receivables due from related parties and harmonized services tax (“HST”) and value added tax (“VAT”) receivable from government taxation authorities. These are broken down as follows:

	August 31, 2019	August 31, 2018

Receivable from related parties	$78,439	$40,086
HST and VAT receivable	526,983	171,837
Other	20,097	52,880
Other Receivables	$625,519	$264,803

Schedule of Aged analysis of Receivables

Below is an aged analysis of the Company’s other receivables:

	August 31, 2019	August 31, 2018

Less than 1 month	$88,143	$4,390
1 to 3 months	111,239	47,036
Over 3 months	426,137	213,377
Total Other Receivables	$625,519	$264,803